                            SCHULTE ROTH & ZABEL LLP
                                919 THIRD AVENUE
                            NEW YORK, NEW YORK 10022

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                                 (212) 756-2000

                                Facsimile Number:
                                 (212) 593-5955

                             Writers Direct Number:
                                 (212) 756-2079


                                 April 14, 2004


VIA EDGAR
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U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re: LEVCO Series Trust -- (1933 Act File No. 333-19297; 1940 Act File No. 811-08007) Filing Pursuant to Rule 497(j) Under the 1933 Act
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Ladies and Gentlemen:

         On behalf of LEVCO Series Trust (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I am informing you that the forms of the prospectuses and the statement of additional information for the Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from the prospectuses and statement of additional information for the Trust which was electronically filed under Rule 485(b) as post-effective amendment number 9 to the Fund's registration statement on April 6, 2004.

         Please call the undersigned at (212) 756-2079 with any questions or comments.


                                                     Sincerely yours,



                                                     /s/ Jill Arnold
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                                                     Jill Arnold